Cover	Aug. 26, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 26, 2021
Entity File Number	001-40747
Entity Registrant Name	Ipsidy Inc.
Entity Central Index Key	0001534154
Entity Tax Identification Number	46-2069547
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	670 Long Beach Boulevard
Entity Address, City or Town	Long Beach
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11561
City Area Code	516
Local Phone Number	274-8700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	AUID
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false